Average Annual Total Returns*

Periods Ended 9/30/01               1 Year      5 Years       10 Years

Short-Term Bond Fund                11.06%        6.63%          5.72%

Lehman Brothers 1-3 Yr.
U.S. Gov't./Credit Index            10.75         6.95           6.48

Lipper Short Investment
Grade Debt Funds Average             9.38         6.27           6.10